Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Summary of Inventory	Inventory consisted of the following:

	As of December 31,	As of March 31,
	2020	2021
Finished goods	943,945	1,298,811
Raw materials	387,524	631,199
Work-in-process	11,556	3,170

Total	1,343,025	1,933,180

Inventory consisted of the following:

	As of December 31,
	2019	2020
Finished goods	328,443	943,945
Raw materials	125,673	387,524
Work-in-process	—	11,556

Total	454,116	1,343,025